Label	Element	Value
Brookfield Real Assets Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BROOKFIELD INVESTMENT FUNDS

Brookfield Real Assets Securities Fund
(each, a "Fund," and together, the "Funds")

Supplement dated December 3, 2020 to the Funds'
Statutory Prospectus dated April 29, 2020, as supplemented and amended to date

Risk/Return [Heading]	rr_RiskReturnHeading	Brookfield Real Assets Securities Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective immediately, on page 22 of the Prospectus, under the heading "Brookfield Real Assets Securities Fund – Principal Investment Strategies," the first sentence of the penultimate paragraph is hereby deleted and replaced with the following:

"Asset allocation decisions will be made by Larry Antonatos and Gaal Surugeon."

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please retain this Supplement for reference.